Average Annual Total Returns	12 Months Ended
Nov. 30, 2012
Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.47%
Five Years	5.67%
Ten Years	4.85%
Inception Date	Jun. 18, 1990
Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.05%
Five Years	0.59%
Ten Years	1.42%
Inception Date	Jun. 18, 1990
Return After Taxes on Distributions | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.43%
Five Years	5.66%
Ten Years	4.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.20%
Five Years	5.45%
Ten Years	4.74%
Ohio Tax-Exempt Money Market Funds Average | Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.43%
Ten Years	1.11%
Barclays OH Municipal Bond Index | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.43%
Five Years	5.12%
Ten Years	4.60%